Employee Benefit Plans - Funded Status of the Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Funded status of plan
Benefit obligations	$ 1,041	$ 1,989	$ 603
Fair value of plan assets	625	1,199	274
Underfunded	(416)	(790)
Plan liabilities	416	790
Benefit cost
Unrecognized actuarial loss	580	(205)	(378)
Prior service cost expected to be amortized in 2018	5
Net actuarial loss expected to be amortized in 2018	43
Selling, general and administrative expenses
Benefit cost
Net periodic pension cost	483	413	99
Accumulated other comprehensive loss
Benefit cost
Unrecognized actuarial loss	$ 583	$ 378	$ 0